Average Annual Total Returns - Investor A, C and Institutional - BlackRock Commodity Strategies Fund	Sep. 28, 2020
Investor A Shares
Average Annual Return:
1 Year	5.35%
5 Years	(2.23%)
Since Inception	(3.60%)
Inception Date	Oct. 03, 2011
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	4.83%
5 Years	(2.48%)
Since Inception	(3.85%)
Inception Date	Oct. 03, 2011
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.40%
5 Years	(1.71%)
Since Inception	(2.68%)
Inception Date	Oct. 03, 2011
Investor C Shares
Average Annual Return:
1 Year	9.48%
5 Years	(1.91%)
Since Inception	(3.69%)
Inception Date	Oct. 03, 2011
Institutional Shares
Average Annual Return:
1 Year	11.60%
5 Years	(0.91%)
Since Inception	(2.74%)
Inception Date	Oct. 03, 2011